Cover	Jul. 31, 2023
Document Information Line Items
Entity Registrant Name	International Media Acquisition Corp.
Entity Central Index Key	0001846235
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Emerging Growth Company	true
Document Period End Date	Jul. 31, 2023
Entity Ex Transition Period	false
Entity File Number	001-40687
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-1627460
Entity Address Address Line 1	1604 US Highway 130
Entity Address City Or Town	North Brunswick
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08902
City Area Code	212
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	960-3677
Units [Member]
Document Information Line Items
Security 12b Title	Units
Trading Symbol	IMAQU
Security Exchange Name	NASDAQ
Rights [Member]
Document Information Line Items
Security 12b Title	Rights
Trading Symbol	IMAQR
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information Line Items
Security 12b Title	Common Stock
Trading Symbol	IMAQ
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information Line Items
Security 12b Title	Warrants
Trading Symbol	IMAQW
Security Exchange Name	NASDAQ